Segment information and geographic data (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net sales		$ 14,779	$ 22,652	$ 34,280
Switzerland
Net sales		592	2,137	2,512
Rest of EMEA
Net sales	[1]	4,321	8,046	14,122
North America
Net sales		8,260	9,691	15,165
Asia Pacific
Net sales		1,526	2,504	2,306
Latin America
Net sales		$ 80	$ 274	$ 175

[1]	EMEA means Europe, Middle East and Africa